Shareholder Report, Holdings (Details) - Multi-Manager Growth Strategies Fund - Institutional Class	Mar. 31, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%